SHARE-BASED COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended		1 Months Ended
	Aug. 05, 2011	Feb. 23, 2011	Sep. 30, 2011	Dec. 31, 2010	Feb. 23, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Employees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Employees [Member]	Sep. 30, 2011 Restricted Stock Awards [Member] Non-Employees [Member]	Dec. 31, 2010 Restricted Stock Awards [Member] Non-Employees [Member]	Oct. 24, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Aug. 05, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Sep. 30, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Sep. 30, 2010 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member]	Feb. 23, 2011 Scandic American Shipping Ltd. [Member] Restricted Stock Awards [Member] Employees and Directors and Non-Employees [Member]
Management agreement [Abstract]
Manager's right to ownership of company's total outstanding shares (in hundredths)													2.00%
Common Stock, par value (in dollars per share)			$ 0.01	$ 0.01									$ 0.01
Restricted shares issued to the Manager (in shares)											4,612		573,694	93,878
Number of years after grant before restricted shares can be transferred (in years)													3Y
Share based compensation [Abstract]
Restricted shares issued to the Manager, employees, Directors, and non-employees (in shares)			400,000		226,000							74,000			326,000
Average fair value of shares issued (in dollars per share)														$ 30.24
Total compensation cost for the period				$ 0.06		$ 1.00
Individuals in management and Board members participating in incentive plan			23
Percentage of allocated shares to the outstanding shares of the company (in hundredths)			0.80%
Vesting period of shares cliff (in years)					4Y							5Y
Intrinsic value of restricted shares outstanding						5.8
Unrecognized compensation cost related to unvested restricted stock						$ 7.3
Weighted average period to recognize the unrecognized compensation cost (in years)						3.67
Restricted shares -Employees and Non-Employees [Roll Forward]
Non-vested at beginning of period (in shares)							0	2,425	0	1,750
Granted during the year (in shares)							163,000	0	237,000	0
Vested during the year (in shares)							0	2,425	0	1,750
Forfeited during the year (in shares)							0	0	0	0
Non-vested at end of period (in shares)							163,000	0	237,000	0
Weighted-average grant-date fair value [Abstract]
Non-vested at beginning of period (in dollars per share)							$ 0	$ 31.99	$ 0	$ 31.99
Granted during the year (in dollars per share)	$ 18.05	$ 23.88					$ 23.88	$ 0	$ 22.06	$ 0
Vested during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Forfeited during the year (in dollars per share)							$ 0	$ 0	$ 0	$ 0
Non-vested at end of period (in dollars per share)							$ 23.88	$ 0	$ 22.06	$ 0